Related party transactions - Directors remuneration (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of transactions between related parties [line items]
Salaries and short-term employee benefits	£ 10	£ 10	£ 10
Annual incentive plan	10	10	9
Non-Executive Directors' fees	1	1	1
Post employment benefits	3	2	2
Directors
Disclosure of transactions between related parties [line items]
Salaries and short-term employee benefits	2	2	2
Annual incentive plan	2	3	3
Non-Executive Directors' fees	1	1	1
Share option exercises	2	0	2
Shares vesting	13	1	4
Post employment benefits	1	1	1
Directors remuneration	£ 21	£ 8	£ 13